INVESTMENTS IN AFFILIATES	12 Months Ended
Mar. 31, 2015
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

7. INVESTMENTS IN AFFILIATES

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2014	2015
	(Yen in millions)
Kyocera’s investments in affiliates	¥2,882	¥3,825
Kyocera’s trade receivables from affiliates	161	131

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥(330)	¥(228)	¥296
Kyocera’s sales to affiliates	200	303	273

Kyocera Corporation’s investment in Kagoshima Mega Solar Power Corporation, which was ¥1,708 million at March 31, 2015 accounted for by the equity method, is pledged as collateral for loans of ¥20,870 million from financial institutions of Kagoshima Mega Solar Power Corporation.